Investments in Associates and Joint Ventures - Condensed Financial Information of Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Current assets	₩ 8,102,294	₩ 7,958,839
Cash and cash equivalents	1,270,824	1,506,699	₩ 1,457,735	₩ 1,505,242
Non-current assets	36,509,326	34,410,272
Current liabilities	7,787,722	6,847,557
Non-current liabilities	14,000,362	13,172,304
Revenue	17,846,932	16,945,910	17,552,010
Depreciation and amortization	(3,771,486)	(3,126,118)	(3,097,466)
Interest income	141,977	256,435	366,561
Interest expense	(397,890)	(307,319)	(299,100)
Profit (loss) for the year	861,942	3,131,988	2,657,595
Total comprehensive income (loss)	862,951	2,990,404	2,656,582
Dogus Planet, Inc. [member]
Disclosure of joint ventures [line items]
Current assets	59,632	43,127	39,656
Cash and cash equivalents	13,422	42,416	25,818
Non-current assets	25,247	20,239	21,159
Current liabilities	52,238	37,105	32,622
Accounts payable, other payables and provisions	35,459	28,432	2,743
Non-current liabilities	800	1,287	212
Revenue	136,777	99,770	82,791
Depreciation and amortization	(5,487)	(5,427)	(6,152)
Interest income	1,455	1,635	781
Interest expense	(92)		(4)
Profit (loss) for the year	9,294	642	(4,535)
Total comprehensive income (loss)	9,294	642	(4,535)
Finnq Co. Ltd. [member]
Disclosure of joint ventures [line items]
Current assets	42,995	11,985	32,232
Cash and cash equivalents	40,619	10,434	4,590
Non-current assets	11,389	15,435	15,610
Current liabilities	6,756	5,070	5,685
Accounts payable, other payables and provisions	5,062	87	2,290
Non-current liabilities	1,099	7,579	13,862
Revenue	1,968	232
Depreciation and amortization	(4,769)	(3,490)	(1,077)
Interest income	12	5	532
Interest expense	(198)	(301)	(276)
Profit (loss) for the year	(17,079)	(17,995)	(15,699)
Total comprehensive income (loss)	₩ (17,361)	₩ (18,166)	₩ (15,699)